Long-term investments	12 Months Ended
Dec. 31, 2018
Long-term investments
Long-term investments

10. Long‑term investments

Long‑term investments consist of investments in privately held companies. The following table sets forth the changes in the Group’s Long‑term investments:

	Cost Method	Equity Method	Total
	RMB	RMB	RMB
Balance as of December 31, 2016	—	—	—
Investments made	2,000	8,821	10,821
Loss from equity method investments	—	(2,455)	(2,455)
Less: Impairment charges	(2,000)	—	(2,000)
Less: Foreign currency translation adjustments	—	73	73
Balance as of December 31, 2017	—	6,439	6,439
Investments made	35,000	19,259	54,259
Loss from equity method investments	—	(2,652)	(2,652)
Less: Foreign currency translation adjustments	—	(8)	(8)
Balance as of December 31, 2018	35,000	23,038	58,038

Cost method investment

In December 2018, the Group invested in Fullerton Credit (Chongqing) Co., Ltd ("Chongqing Fullerton") by purchasing ordinary shares, with a total cash consideration of RMB35,000. Investment were accounted for under the cost method as the Group had no significant influence over the investee and had no readily determinable fair value.

For those investments without readily determinable fair value, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investments will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group did not disclose the fair value of alternative measure method investments if it is not practicable to estimate the fair value of its alternative measure method investments for which a quoted market price is not available due to both excessive cost as well as lack of available information on fair value of such investments. Specifically, many of the investees are start-up companies in China and operate in emerging industries for which the Group has not been able to estimate their fair values. For those equity investments having observable price changes in orderly transactions for the identical or similar investments of the same issuers, the Group would disclose the fair value of the alternative measure method investments. As of December 31, 2018, the carrying value of equity investments without readily determinable fair value was RMB35,000. As of December 31, 2018, no impairment was recognized on the cost method investment.

Equity method investment

In October 2017, the Group invested in Pivot Fintech PTE. Ltd (“Pivot”) to purchase ordinary shares, with a total consideration of RMB8,821. The Group applies the equity method of accounting to account for its equity investments, in common stock or in‑substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. For the year ended December 31, 2018, the Group recognizes the Group’s proportionate share of the equity investee’s net loss into earnings for the year ended December 31, 2018, with the amount of RMB962. As of December 31, 2017 and 2018,  no impairment was recognized on the equity method investment.

On April 15, 2018, the Group entered the agreement with United Overseas Bank Limited ("UOB") to establish a joint venture of Avatec.ai (S) Pte. Ltd ("Avatec") in Singapore to develop the lending platform so as to providing credit services and solutions, focusing on data technology based credit assessment, scoring and selection with commercial applications, and supporting consumer and small and medium enterprise lending activities. The Group invested in Avatec to purchase ordinary shares, with a total consideration of RMB19,259 to obtain 40% shareholding interests. The Group applies the equity method of accounting to account for its equity investments, in common stock or in substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. For the year ended December 31, 2018, the Group recognized the Group's proportionate share of the equity investee's net loss into earnings after the date of investment, with the amount of RMB1,690. As of December 31, 2018, no impairment was recognized on the equity method investment.